ACCOUNTS RECEIVABLES, NET (Details)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
ACCOUNTS RECEIVABLES, NET
Accounts receivable	¥ 104,627,444		¥ 118,517,235
Allowance for doubtful accounts	(3,307,381)		(3,288,535)	¥ (228,146)	¥ (1,956,245)
Accounts receivable, net	¥ 101,320,063	$ 15,527,979	¥ 115,228,700